AVAILABLE-FOR-SALE - MARKETABLE SECURITIES (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		$ 2,925
Gross Unrealized Gains
Fair Value		2,925
Money Market [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,341	1,025
Gross Unrealized Gains
Fair Value	3,341	1,025
Auction Rate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		1,900	[1]
Gross Unrealized Gains			[1]
Fair Value		1,900	[1]
ARS maturity date	Jan. 01, 2019
Other than temporary impairment of marketable securities				(200)
Realization of the ARS held, par value	100	50
Consideration amount for exercised investment	$ 1,800
Trust Funds [Member] | Minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
ARS interest redetermination period	7 days
Trust Funds [Member] | Mid Range [Member]
Schedule of Available-for-sale Securities [Line Items]
ARS interest redetermination period	28 days
Trust Funds [Member] | Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
ARS interest redetermination period	35 days

[1]	Auction Rate Securities ("ARS") are a type of long-term bonds (usually issued for a period longer than ten years) issued by corporates, local authorities, institutions of higher education and others for securitization of assets. The ARS bear a variable interest rate, re-determined by an auction held every short period. The ARS interest held by the Company was re-determined every 7, 28 or 35 days and will mature on 2019. The ARS held by the Group were issued by SSM Health Care of Oklahoma City, Illinois and Wisconsin municipalities.